SHARE CAPITAL AND RESERVES - Schedule of Share Purchase Warrants (Details) - $ / shares		12 Months Ended
	Jul. 21, 2025	Dec. 31, 2025
Number of Warrants
Balance at December 31, 2024, 2023
Warrants issuance		4,194,477
Warrants exercised	2,019,477	(2,019,477)
Balance at December 31, 2025		2,175,000
Weighted Average Exercise Price
Balance at December 31, 2024, 2023
Warrants issuance		$ 0.53
Warrants exercised		0.4
Balance at December 31, 2025		$ 0.65
Number of warrants exercisable		2,175,000